Segment and Related Information (Tables)	9 Months Ended
Sep. 30, 2015
Reconciliation of Segments to Consolidated

Financial data for the segments and reconciliation to consolidated results for the periods ended September 30 are:

	Nine Months
	2015	2014
Income Statement Data
Revenues from external customers (a)
East	$3,305	$1,653
West	125	—

Total	$3,430	$1,653

Operating Income (Loss)
East	$132	$307
West	18	—
Other	(184)	(181)

Total	$(34)	$126

	September 30, 2015	December 31, 2014
Balance Sheet Data
Assets
East	$11,128	$10,468
West	1,066	—
Other (b)	60	292

Total Assets	$12,254	$10,760

(a)	Includes unrealized gains and losses from derivatives. See Note 13 for additional information.
(b)	Primarily consists of unallocated items, including cash, and PP&E.